UNITED STATES ,,,,,,,,,,
SECURITIES AND EXCHANGE COMMISSION,,,,,,,,,,
"Washington, D.C.  20549",,,,,,,,,,

FORM 13F,,,,,,,,,,

FORM 13F COVER PAGE,,,,,,,,,,


"Report for the Calendar Year or Quarter Ended:  December 31, 2000",,,,,,,,,,

Check here if Amendment  [    ] ;  Amendment Number:,,,,,,,,,,
This Amendment (Check only one.): [    ] is a restatement.,,,,,,,,,,
                                  [    ] adds new holdings entries.,,,,,,,,,,

Institutional Investment Manager Filing this Report:,,,,,,,,,,

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     Feburary 13, 2001"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Unum Life Insurance Company of America,,,,,,,,,,
Unum Employees Lifecycle Plan,,,,,,,,,,

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE,,,,,,,,,, ACT OF 1934.,,,,,,,,,,
      ,,,,,,,,,,




FORM 13F SUMMARY PAGE,,,,,,,,,,


Report Summary:,,,,,,,,,,

Number of Other Included Managers:,,,,,,,,,,

Form 13F Information Table Entry Total:,,,95

Form 13F Information Table Value Total:,,,"429,475 "

List of Other Included Managers:,,,

No.          13F File Number          Name,,,

01                                    Unum Life Insurance Company of America,,,
02                                    Unum Employees Lifecycle Plan

      ,,,




       ,   ,,,,   ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FORM 13 F INFORMATION TABLE,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,VALUE,,SHARES/,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NAME OF ISSUER,,TITLE OF CLASS,CUSIP,(X$1000),,PRN AMT,PRN,CALL,DSCRET,MANAGERS,SOLE,SHARED,NONE,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GLOBAL CROSSING LTD,,COM,G3921A100,2991 ,,209010 ,SH,,SOLE,02,209010 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GLOBAL CROSSING LTD,,PFD CV 6.375%,G3921A126,3105 ,,60000 ,PRN,,SOLE,,60000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ALLIED WASTE INDS INC,,COM PAR $.01 NEW,019589308,5790 ,,397600 ,SH,,SOLE,02,397600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ALTERA CORP,,COM,021441100,3394 ,,129000 ,SH,,SOLE,02,129000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AMERICA ONLINE INC DEL,,COM,02364J104,4385 ,,126000 ,SH,,SOLE,02,126000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AMERICAN EXPRESS CO,,COM,025816109,7526 ,,137000 ,SH,,SOLE,02,137000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
APARTMENT INVT & MGMT CO,,PFD CONV CL K,03748R705,3570 ,,120000 ,PRN,,SOLE,,120000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
BRISTOL MYERS SQUIBB CO,,COM,110122108,5087 ,,68800 ,SH,,SOLE,02,68800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
BROADWING ,,COM,111620100,3614 ,,158400 ,SH,,SOLE,02,158400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CVS CORP,,COM,126650100,4795 ,,80000 ,SH,,SOLE,02,80000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CAPSTAR HOTEL CO,,SUB NT CV 4.75%,140918AC7,2302 ,,3000000 ,PRN,,SOLE,,3000000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CENDANT CORP,,COM,151313103,566 ,,58817 ,SH,,SOLE,02,58817 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CHASE MANHATTAN CORP NEW,,COM,16161A108,3935 ,,86600 ,SH,,SOLE,02,86600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CIENA CORP,,COM,171779101,7568 ,,93000 ,SH,,SOLE,02,93000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CISCO SYS INC,,COM,17275R102,15124 ,,395400 ,SH,,SOLE,02,395400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COCA COLA CO,,COM,191216100,2352 ,,38600 ,SH,,SOLE,02,38600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COLGATE PALMOLIVE CO,,COM,194162103,6455 ,,100000 ,SH,,SOLE,02,100000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COMCAST CORP,,CL A SPL,200300200,8976 ,,215000 ,SH,,SOLE,02,215000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COMPUTER ASSOC INTL INC,,COM,204912109,985 ,,50500 ,SH,,SOLE,02,50500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CORNING INC,,COM,219350105,3781 ,,71600 ,SH,,SOLE,02,71600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
DELL COMPUTER CORP,,COM,247025109,1395 ,,80000 ,SH,,SOLE,02,80000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
DISNEY WALT CO,,COM,254687106,5802 ,,200500 ,SH,,SOLE,02,200500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
E M C CORP MASS,,COM,268648102,4456 ,,67000 ,SH,,SOLE,02,67000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ERICSSON L M TEL CO,,ADR CL B SEK10,294821400,7451 ,,666000 ,SH,,SOLE,02,666000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
EQUITY RESIDENTIAL PPTYS TR,,PFD CV 1/10 G,29476L859,6983 ,,280000 ,PRN,,SOLE,,280000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FINOVA FIN TR,,TOPRS CV 9.16%,31808E207,385 ,,40000 ,PRN,,SOLE,,40000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FIRST DATA CORP,,COM,319963104,2461 ,,46700 ,SH,,SOLE,02,46700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FRIEDE GOLDMAN HALTER INC,,SR SB NTVC4.5%,358430AA4,639 ,,1250000 ,PRN,,SOLE,,1250000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GAP INC DEL,,COM,364760108,1785 ,,70000 ,SH,,SOLE,02,70000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GENERAL ELEC CO,,COM,369604103,8202 ,,171100 ,SH,,SOLE,02,171100 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GILLETE CO,,COM,375766102,8439 ,,233600 ,SH,,SOLE,02,233600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GRANT PRIDECO INC,,COM,38821G101,1171 ,,53400 ,SH,,SOLE,02,53400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HEALTHSOUTH CORP,,COM,421924101,3041 ,,186400 ,SH,,SOLE,02,186400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HEWLETT PACKARD CO,,COM,428236103,3099 ,,98200 ,SH,,SOLE,02,98200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HILTON HOTELS CORP,,SUB NT CONV 5%,432848AL3,676 ,,800000 ,PRN,,SOLE,,800000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
INTEL CORP,,COM,458140100,9486 ,,313600 ,SH,,SOLE,02,313600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
INTERPUBLIC GROUP COS INC,,SB NT CV 144A,460690AG5,1120 ,,1200000 ,PRN,,SOLE,,1200000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
JDS UNIPHASE CORP,,COM,46612J101,2072 ,,49700 ,SH,,SOLE,02,49700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
JOHNSON & JOHNSON,,COM,478160104,3025 ,,28792 ,SH,,SOLE,02,28792 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
KIMBERLY CLARK CORP,,COM,494368103,4807 ,,68000 ,SH,,SOLE,02,68000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
KROGER CO,,COM,501044101,4663 ,,172300 ,SH,,SOLE,02,172300 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LEAR CORP,,COM,521865105,1417 ,,57100 ,SH,,SOLE,02,57100 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LILLY ELI & CO,,COM,532457108,10172 ,,109300 ,SH,,SOLE,02,109300 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LOWES COS INC,,COM,548661107,5416 ,,121700 ,SH,,SOLE,02,121700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LUCENT TECHNOLOGIES INC,,COM,549463107,785 ,,58180 ,SH,,SOLE,02,58180 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MAGNA INTL INC,,SUB DEB CV 5%,559222AE4,954 ,,1000000 ,PRN,,SOLE,,1000000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HCR MANOR CARE,,COM,564055101,4305 ,,208750 ,SH,,SOLE,02,208750 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MCDONALDS CORP,,COM,580135101,1360 ,,40000 ,SH,,SOLE,02,40000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MEDTRONIC INC,,COM,585055106,4105 ,,68000 ,SH,,SOLE,02,68000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MERCK & CO INC,,COM,589331107,3371 ,,36000 ,SH,,SOLE,02,36000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MICROSOFT CORP,,COM,594918104,11347 ,,261600 ,SH,,SOLE,02,261600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NATIONAL AUSTRALIA BK LTD,,CAP UTS EXCHBL,632525309,14599 ,,510000 ,PRN,,SOLE,,510000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NEWELL RUBBERMAID INC,,COM,651229106,3387 ,,148900 ,SH,,SOLE,02,148900 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
OFFICE DEPOT INC,,COM,676220106,664 ,,93150 ,SH,,SOLE,02,93150 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ORACLE CORP,,COM,68389X105,7986 ,,274800 ,SH,,SOLE,02,274800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PALM INC,,COM,696642107,552 ,,19500 ,SH,,SOLE,02,19500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PEPSICO INC,,COM,713448108,13729 ,,277000 ,SH,,SOLE,02,277000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PERSONNEL GROUP AMER INC,,SB NT CV 5.75%,715338AE9,1280 ,,3250000 ,PRN,,SOLE,,3250000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PFIZER INC,,COM,717081103,7038 ,,153000 ,SH,,SOLE,02,153000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PROCTER & GAMBLE CO,,COM,742718109,3843 ,,49000 ,SH,,SOLE,02,49000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
QWEST COMMUNICATIONS INTL INC,,COM,749121109,8308 ,,203259 ,SH,,SOLE,02,203259 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ROYAL DUTCH PETE CO,,NY REG GLD1.25,780257804,2247 ,,37100 ,SH,,SOLE,02,37100 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCI SYS INC,,SUB NT CONV 3%   ADDED,783890AF3,1198 ,,1500000 ,PRN,,SOLE,,1500000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCI SYS INC,,COM,783890106,3608 ,,136800 ,SH,,SOLE,02,136800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SAFEWAY INC,,COM NEW,786514208,11662 ,,186600 ,SH,,SOLE,02,186600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SARA LEE CORP,,COM,803111103,1990 ,,81000 ,SH,,SOLE,02,81000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCHERING PLOUGH CORP,,COM,806605101,6753 ,,119000 ,SH,,SOLE,02,119000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCHLUMBERGER LTD,,COM,806857108,5483 ,,68600 ,SH,,SOLE,02,68600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SOLECTRON CORP,,COM,834182107,1831 ,,54000 ,SH,,SOLE,02,54000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SPRINT CORP,,COM FON GROUP,852061100,2438 ,,120000 ,SH,,SOLE,02,120000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SPRINT CORP,,PCS COM SER 1,852061506,1022 ,,50000 ,SH,,SOLE,02,50000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
STAPLES INC,,COM,855030102,2711 ,,229500 ,SH,,SOLE,02,229500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SUNRISE ASSISTED LIVING INC,,COM,86768K106,3400 ,,136000 ,SH,,SOLE,02,136000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SUNRISE ASSISTED LIVING INC,,SUB NT CV 5.5%,86768KAC0,2738 ,,3000000 ,PRN,,SOLE,,3000000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TELLABS INC,,COM,879664100,4023 ,,71200 ,SH,,SOLE,02,71200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TENET HEALTHCARE CORP,,COM,88033G100,2911 ,,65500 ,SH,,SOLE,02,65500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TEXTRON INC,,COM,883203101,2372 ,,51000 ,SH,,SOLE,02,51000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO ECOTEK CORP,,SB DB CV 144A,88355RAB2,6095 ,,6300000 ,PRN,,SOLE,,6300000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO ELECTRON CORP,,COM,883556102,592 ,,19913 ,SH,,SOLE,02,19913 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO ELECTRON CORP,,SUB DB CV 144A,883556AF9,3394 ,,3450000 ,PRN,,SOLE,,3450000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO FIBERTEK INC,,SUB DB CV 144A,88355WAA3,4563 ,,5200000 ,PRN,,SOLE,,5200000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TIME WARNER INC,,COM,887315109,7805 ,,149400 ,SH,,SOLE,02,149400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TYCO INTL LTD NEW,,COM,902124106,7615 ,,137200 ,SH,,SOLE,02,137200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
UNITED RENTALS INC,,COM,911363109,3452 ,,256900 ,SH,,SOLE,02,256900 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
UNUMPROVIDENT CORP,,COM,91529Y106,12061 ,,448784 ,SH,,SOLE,02,448784 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
VIACOM INC,,CL B,925524308,995 ,,21288 ,SH,,SOLE,02,21288 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
VODAFONE GROUP PLC,,SPONSORED ADR,92857T107,3760 ,,105000 ,SH,,SOLE,02,105000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WAL MART STORES INC,,COM,931142103,5992 ,,112800 ,SH,,SOLE,02,112800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WASHINGTON MUT INC,,COM,939322103,3858 ,,72700 ,SH,,SOLE,02,72700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WASTE MGMT INC DEL,,COM,94106L109,1906 ,,68700 ,SH,,SOLE,02,68700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WASTE MGMT INC DEL,,SUB NT CONV 4%,94106LAA7,12391 ,,13000000 ,PRN,,SOLE,,13000000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WEATHERFORD INTL INC,,COM,947074100,5831 ,,123400 ,SH,,SOLE,02,123400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WILLIAMS COS INC DEL,,COM,969457100,4277 ,,107100 ,SH,,SOLE,02,107100 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
WORLDCOM INC GA NEW,,COM,98157D106,4915 ,,351050 ,SH,,SOLE,02,351050 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
YAHOO INC,,COM,984332106,1509 ,,50000 ,SH,,SOLE,02,50000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
        ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,
,,,,,,,,,